COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Mar. 31, 2014	Feb. 28, 2014	Aug. 31, 2011	Jun. 10, 2013	Dec. 31, 2012	Jan. 01, 2012
Commitments and Contingencies Disclosure [Abstract]
Compensated amount							$ 5,000
Amount owed contract						116,700
Compensated amount				1,500
Compansated amount							10,000
Total owned amount						240,000
Compansated amount			225
Engagement fee			25,000
Compensated shares		250,000
Engagement fee	45,000
Engagement fee	25,000
Patent license agreement					50,000
Royalty payments					50,000
Royalty payment					$ 100,000